Share Capital and Capital reserve (Tables)	9 Months Ended
Sep. 30, 2024
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve

	Shares		September 30, 2024	December 31, 2023
	September 30, 2024	December 31, 2023	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares with nil nominal value	160,825,319	163,167,134	1,419.5	1,453.4
Total share capital and capital reserve			1,419.5	1,453.4
Listing and share transaction costs			(27.3)	(27.3)
Total net share capital and capital reserve			1,392.2	1,426.1